Analysis of bank and bond debt - Medium-term notes and bond debt (Details) € in Millions, £ in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022
Analysis of bank and bond debt
Effective hedged rate of bonds	3.97%	3.97%	3.28%
€400m bond due November 2024
Analysis of bank and bond debt
Principal amount	€ 400
€400m bond due November 2024 | Fixed
Analysis of bank and bond debt
Bond interest coupon	0.95%	0.95%	0.95%
Effective hedged rate of bonds	3.60%	3.60%	3.21%
€500m bond due May 2026
Analysis of bank and bond debt
Principal amount	€ 500
€500m bond due May 2026 | Fixed
Analysis of bank and bond debt
Bond interest coupon	0.875%	0.875%	0.875%
Effective hedged rate of bonds	2.80%	2.80%	1.78%
€850m bond due June 2027
Analysis of bank and bond debt
Principal amount	€ 850
€850m bond due June 2027 | Fixed
Analysis of bank and bond debt
Bond interest coupon	3.875%	3.875%	3.875%
Effective hedged rate of bonds	5.01%	5.01%	3.98%
€600m bond due October 2028
Analysis of bank and bond debt
Principal amount	€ 600
€600m bond due October 2028 | Fixed
Analysis of bank and bond debt
Bond interest coupon	0.50%	0.50%	0.50%
Effective hedged rate of bonds	2.23%	2.23%	1.30%
€600m bond due June 2030
Analysis of bank and bond debt
Principal amount	€ 600
€600m bond due June 2030 | Fixed
Analysis of bank and bond debt
Bond interest coupon	4.375%	4.375%	4.375%
Effective hedged rate of bonds	4.48%	4.48%	4.38%
£400m bond due June 2032
Analysis of bank and bond debt
Principal amount | £		£ 400
£400m bond due June 2032 | Fixed
Analysis of bank and bond debt
Bond interest coupon	5.00%	5.00%	5.00%
Effective hedged rate of bonds	5.20%	5.20%	5.11%